UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
December 31, 2004

Check here if Amendment []; Amendment Number:

This Amendment (check one only):	[] is a restatement,
[] adds new holding entries

Institutional Investment Manager filing this report:

Name:				GMT Capital Corp
Address:				2100 RiverEdge Parkway, #840
						Atlanta, GA 30328

Form 13F File Number: 	28-05497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:				George E. Case III
Title:				Vice President
Phone:				770-989-8261
Signature,			Place,		and Date of Signing
George E. Case, III		Atlanta, GA	February 15, 2005
			[X] 13F Holding Report
			[ ] 13F Notice
			[ ] 13F Combination Report

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		None

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total:	$686,982

List of other Included Managers: 		None


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GMT Capital
13F Information Table
December 31, 2004


                                                                                                             Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Abbott Laboratories            COM              002824100    11350   243300 SH       Sole
Acusphere                      COM              00511r870     1427   232797 SH       Sole
Advancis Pharmaceutical Corp.  COM              00764L109      369    96600 SH       Sole
Aetna Inc.                     COM              00817Y108    31476   252310 SH       Sole
Allstate Corp                  COM              020002101      931    18000 SH       Sole
Anadarko Petroleum             COM              032511107     1288    19870 SH       Sole
Applied Digital Solutions      COM              038188306      234    34640 SH       Sole
Archer-Daniels-Midland Co.     COM              039483102    10791   483700 SH       Sole
Ashland Inc.                   COM              044204105     6270   107400 SH       Sole
BASF AG                        COM              d06216101    25891   359500 SH       Sole
Bancolombia sa Adr             COM              05968l102     2272   160900 SH       Sole
Boston Scientific              COM              101137107      601    16900 SH       Sole
Brooks Automation              COM              114340102     4326   251200 SH       Sole
Bruker Biosciences             COM              116794108      954   236743 SH       Sole
Bunge Limited                  COM              G16962105    33781   592550 SH       Sole
Burlington Northern Santa Fe C COM              12189T104    23778   502600 SH       Sole
Burlington Resources           COM              122014103      368     8458 SH       Sole
Canadian Natural Resources     COM              136385101    93679  2192340 SH       Sole
Carrington Laboratories, Inc.  COM              144525102       88    14300 SH       Sole
Citigroup Inc.                 COM              172967101    16005   332200 SH       Sole
Comcast Corporation            COM              20030n200    20658   629040 SH       Sole
Computer Sciences Corp         COM              205363104     8371   148500 SH       Sole
Concurrent Computer            COM              206710204      453   158500 SH       Sole
Conoco Phillips                COM              20825c104    40643   468070 SH       Sole
Corinthian Colleges Inc        COM              218868107     8009   425000 SH       Sole
Del Monte Foods                COM              24522p103     9691   879412 SH       Sole
Devon Energy Corp              COM              25179M103    59677  1533316 SH       Sole
Dow Chemicals                  COM              260543103     7025   141900 SH       Sole
E. Digital Corp                COM              26841y103       31    93100 SH       Sole
Electronic Arts                COM              285512109     1438    23320 SH       Sole
Healthsouth Corp.              COM              421924101    24535  3906800 SH       Sole
Homestore Inc                  COM              437852106     7148  2359000 SH       Sole
Humana Inc                     COM              444859102    19139   644640 SH       Sole
Inco Limited                   COM              453258402    13399   364300 SH       Sole
Ishares MSCI Japan Index Fund  COM              464286848     7550   691400 SH       Sole
Liberty Media                  COM              530718105    34072  3103073 SH       Sole
MapInfo Corporation            COM              565105103     5074   423523 SH       Sole
Nexen                          COM              65334h102    17736   436750 SH       Sole
Norfolk Southern Corp.         COM              655844108     4328   119600 SH       Sole
Pfizer Inc                     COM              717081103     1866    69400 SH       Sole
Pioneer Natural Resources      COM              723787107    10103   287837 SH       Sole
Precision Drilling             COM              74022D951    15731   249810 SH       Sole
Protein Design Labs            COM              74369l103     3196   154680 SH       Sole
QLT INC                        COM              746927102      283    17600 SH       Sole
Republic Services              COM              760759100      691    20615 SH       Sole
Sirius Satellite Radio         COM              82966u103      408    53500 SH       Sole
Speedway Motorsports           COM              847788106     2806    71620 SH       Sole
Spinnaker Exploration          COM              84855w109      195     5560 SH       Sole
Streettracks Gold TR           COM              863307104     5094   116300 SH       Sole
Swift Energy                   COM              870738101      255     8800 SH       Sole
Taiwan Seminconductor Mfg ADR  COM              874039100     4760   560700 SH       Sole
Time Warner Inc                COM              887317105    22033  1132800 SH       Sole
Triad Hospitals, Inc.          COM              89579k109     6333   170190 SH       Sole
Tyson Foods                    COM              902494103     7094   385564 SH       Sole
United Globalcom               COM              913247508     8750   905825 SH       Sole
Valassis Communications        COM              918866104    11711   334500 SH       Sole
Vishay Intertechnology         COM              928298108    10676   710800 SH       Sole
Vision Sciences Inc. Delaware  COM              927912105      241    76800 SH       Sole
Westlake Chemical Corp         COM              960413102    19679   589180 SH       Sole
Wilsons The Leather Exp.       COM              972463103      222    56800 SH       Sole
REPORT SUMMARY                 60 DATA RECORDS              686982            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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